Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000214735 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Chesapeake Strategy Fund
Class Name	Class I
Trading Symbol	EQCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/eqchx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$168	1.85%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
For the 12-month period ending September 30, 2025, the Chesapeake Strategy Fund's Class A produced negative results of 18.90%, versus the benchmark, SG Trend index performance of negative 2.04%. Three of four sectors the fund invests in were down for the period. Losses were led by the Currency sector as the US dollar reversed its long-term trend of strength versus its global counterparts. The Fixed Income sector also contributed losses as volatility in US rates caused choppy and whipsaw action producing losses. The Commodity sector had mixed results as losses in the energy and grain complexes outweighed gains from the metals, meat and soft markets. The Equity sector produced modest gains as global equity indices were able to offset US market losses due to the sharp reversal and subsequent rebound from the Spring selloff.
TOP PERFORMANCE CONTRIBUTORS
Global Stock Indexes
•              The IBEX index (Spain) and the S&P Canada 60 were the best performing trades in the sector.
Metals
•              Long positions in Gold and Silver were the most profitable commodity holdings for the period.
Livestock
•              Live cattle futures positions were positive contributors for the year.
TOP PERFORMANCE DETRACTORS
Currencies
•              Long dollar positions in the complex were major detractors to performance for the period. They were led by losses in the Swiss Franc, Euro and Swedish Kroner.
Fixed Income
•              The biggest losses in the complex came from positions in the US 10-year and US five-year notes.
Commodities
•              Losses were incurred for the period, led by the Energy complex (crude oil) and the agricultural complex (soy markets).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Chesapeake Strategy Fund (Class I/EQCHX)	-18.90%	3.38%	-0.08%
SG Trend Index	-2.04%	7.71%	3.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 17,103,443
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 174,842
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,103,443
Total number of portfolio holdings	67
Total advisory fees paid (net)	$174,842
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Material Fund Change [Text Block]
Material Fund Changes
Effective January 10, 2025, the Fund's Class A and C shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/eqchx/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/eqchx/#fundliterature.

Updated Prospectus Web Address	https://www.axsinvestments.com/eqchx/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222491 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class A
Trading Symbol	LDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$206	1.76%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the A share was 33.67% (26.00% with load).
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)[1]	26.00%	6.58%	18.53%
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load	33.67%	7.85%	19.24%
NASDAQ Composite Index	25.42%	16.07%	18.32%
[1]	Maximum sales charge (load) of 5.75% of offering price. No sales charge applies on investments of $1 million or more.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 113,171,909
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,072,651
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222489 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class C
Trading Symbol	LDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$292	2.51%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the C share was 31.63%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)[1]	31.63%	7.04%	18.36%
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load	32.63%	7.04%	18.36%
NASDAQ Composite Index	25.42%	16.07%	18.32%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 113,171,909
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,072,651
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222490 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class I
Trading Symbol	LDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$177	1.51%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the I share was 33.97%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	33.97%	8.11%	19.50%
NASDAQ Composite Index	25.42%	16.07%	18.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 113,171,909
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,072,651
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234278 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class I
Trading Symbol	OIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$194	1.98%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class D and I shares. For the fiscal year ended September 30, 2025, performance for the I share was -4.12%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 2.88%. For comparison, the broad-based S&P 500 Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
During the period, longtime portfolio manager Ian Goltra retired at the end of January. The Fund shifted to a tactical ETF strategy focused on the prospectus mandate. Specifically, the fund invested in ETFs spanning real estate and preferred securities. Approximately half the fund was invested in fixed income, and about half was invested in real estate.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included the Principal Spectrum Preferred Securities ETF, the Virtus InfraCap US Preferred Stock ETF and the Global X Variable Rate Preferred ETF.
TOP PERFORMANCE DETRACTORS
The top detractors to Fund performance included the iShares FTSE NAREIT Residential and Multisector Real Estate ETF, the iShares Core US REIT ETF and the SPDR Bloomberg Convertible Securities ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class I/OIOIX)	-4.12%	7.42%	3.16%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 30,137,644
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 305,754
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,137,644
Total number of portfolio holdings	8
Total advisory fees paid (net)	$305,754
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/oioix/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/oioix/#fundliterature.

Updated Prospectus Web Address	https://www.axsinvestments.com/oioix/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234280 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class D
Trading Symbol	OIODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$290	2.98%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class D and I shares. For the fiscal year ended September 30, 2025, performance for the D share was -5.10%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 2.88%. For comparison, the broad-based S&P 500 Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
During the period, longtime portfolio manager Ian Goltra retired at the end of January.  The Fund shifted to a tactical ETF strategy focused on the prospectus mandate.  Specifically, the fund invested in ETFs spanning real estate and preferred securities.  Approximately half the fund was invested in fixed income, and about half was invested in real estate.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included the Principal Spectrum Preferred Securities ETF, the Virtus InfraCap US Preferred Stock ETF and the Global X Variable Rate Preferred ETF.
TOP PERFORMANCE DETRACTORS
The top detractors to Fund performance included the iShares FTSE NAREIT Residential and Multisector Real Estate ETF, the iShares Core US REIT ETF and the SPDR Bloomberg Convertible Securities ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class D/OIODX)	-5.10%	6.34%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 30,137,644
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 305,754
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,137,644
Total number of portfolio holdings	8
Total advisory fees paid (net)	$305,754
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237932 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Adaptive Plus Fund
Class Name	Class I
Trading Symbol	AXSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/axspx/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$197	1.99%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
Class I shares of the Fund (AXSPX) returned -2.33% for the fiscal year.
As an indexed-based strategy, the Fund is designed to simulate the performance of the Profit Score Regime Adaptive Long/Short Equity Index (“PSRAE”).  The Index reflects the returns of a highly liquid, systematic trading program that invests long the S&P 500 or Nasdaq 100 futures, short the S&P 500 futures or takes a defensive position in cash.  The trading program is based on signals generated by ProfitScore’s proprietary research.  These signals change depending on the current volatility regime.
The Fund invests in options and swaps designed to produce returns similar to the PSRAE index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty. To generate additional income, Fund’s assets not invested in options or swaps or used as collateral for such investments may be allocated to money market funds and/or U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other investment grade fixed income securities or fixed income ETFs.Fund performance was in line with the ProfitScore Regime Adaptive Long/Short Equity Index gross performance of 0.55% for the year. The Fund’s prospectus benchmark S&P 500 Total Return Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
Fund performance is driven by: 1) the ProfitScore trading program, 2) the Fund’s efforts to track PSRAE index performance with its swap partner, and 3) the Fund’s investment of idle cash in short term treasuries and money market funds.
The ProfitScore trading program is proprietary.  The signals it generated performed well against the S&P 500 in some months (December 2024, February 2025 and April 2025) but underperformed the S&P 500 in other months (November 2024, January 2025, March 2025, May 2025 and September 2025).  Notably, the Fund was out of the market much of November’s strong stock market performance as well as the mid-January rally into the inauguration, and failed to get any hedge signals to short the March tariff tantrum.
Operationally, the Fund monitored the swap exposure on a daily basis throughout the year and modified exposure as necessary to ensure proper replication of the PSRAE index.
Finally, the Fund benefited from high treasury and money market yields throughout the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Adaptive Plus Fund (Class I/AXSPX)	-2.33%	5.59%
S&P 500 Index	17.60%	21.17%
[1]	Class I shares commenced operations on September 15, 2022.

Performance Inception Date	Sep. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 35,649,679
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 595,183
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,649,679
Total number of portfolio holdings	5
Total advisory fees paid (net)	$595,183
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 12/4/2025	27.8%
United States Treasury Bill, 2/5/2026	27.7%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	23.0%
United States Treasury Bill, 10/9/2025	14.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 12/4/2025	27.8%
United States Treasury Bill, 2/5/2026	27.7%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	23.0%
United States Treasury Bill, 10/9/2025	14.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241127 [Member]
Shareholder Report [Line Items]
Fund Name	AXSDynamic Opportunity Fund
Class Name	Class I
Trading Symbol	ADOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/adoix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$162	1.52%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class I shares. For the fiscal year ended September 30, 2025, performance for the I share was 12.95%.
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.39%. The Fund trailed the broad-based S&P 500 Index at 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.  On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
TOP PERFORMANCE CONTRIBUTORS
For the fiscal year, the biggest contributors to performance were NVIDIA, Palantir, TSLA, Vertiv Holdings, Spotify, Taiwan Semiconductor and Meta Platforms.
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance consisted of the hedging positions including the ProShares UltraShort S&P 500 ETF, the ProShares UltraShort Nasdaq 500 ETF, AXS Adaptive Plus and the ProShares Short S&P 500 ETF. Among the stock selections, Novo Nordisk and Trade Desk were the largest detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Dynamic Opportunity Fund (Class I/ADOIX)	12.95%	6.24%	5.73%
S&P 500 Index	17.60%	16.47%	15.30%
Wilshire Liquid Alternative Global Macro Index	0.39%	3.41%	1.59%
S&P 500 (Price) Index	16.07%	14.74%	13.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 57,424,169
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 511,598
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,424,169
Total number of portfolio holdings	39
Total advisory fees paid (net)	$511,598
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

AXS Adaptive Plus Fund - Class I	17.3%
NVIDIA Corp.	10.5%
Palantir Technologies, Inc. - Class A	6.9%
ProShares UltraPro Short QQQ	5.7%
Tesla, Inc.	5.1%
Apple, Inc.	4.7%
Netflix, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.6%
ProShares Short S&P500	3.5%
Vertiv Holdings Co. - Class A	3.3%

Asset Allocation

Industry  Allocation

Largest Holdings [Text Block]

Top Ten Holdings

AXS Adaptive Plus Fund - Class I	17.3%
NVIDIA Corp.	10.5%
Palantir Technologies, Inc. - Class A	6.9%
ProShares UltraPro Short QQQ	5.7%
Tesla, Inc.	5.1%
Apple, Inc.	4.7%
Netflix, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.6%
ProShares Short S&P500	3.5%
Vertiv Holdings Co. - Class A	3.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/adoix/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/adoix/#fundliterature.

Updated Prospectus Web Address	https://www.axsinvestments.com/adoix/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241130 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Tactical Income Fund
Class Name	Class I
Trading Symbol	TINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/tinix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$168	1.65%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class I shares. For the fiscal year ended September 30, 2025, performance for the I share was 3.40%.  Fund performance beat the Bloomberg Aggregate Bond Index performance of 2.88%.  Additionally, the Fund achieved its superior return at reduced volatility (3.3% standard deviation) and monthly max drawdown (-1.2%) compared to the Bloomberg Aggregate Bond Index (4.7% standard deviation, -3.1% monthly max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.
TOP PERFORMANCE CONTRIBUTORS
The largest contributors to performance for the fiscal year include SPDR Bloomberg Convertible Securities ETF, Alerian MLP ETF and the Vanguard Short-Term Inflation Protected Securities ETF.
TOP PERFORMANCE DETRACTORS
The largest detractors to performance included the VanEck BDC Income ETF, Vanguard Long-Term Corporate Bond ETF and the Janus Henderson B-BBB CLO ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class I/TINIX)	3.40%	1.12%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.90%
[1]	Class I shares commenced operations on December 31, 2018

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 31,822,213
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 310,908
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,822,213
Total number of portfolio holdings	20
Total advisory fees paid (net)	$310,908
Portfolio turnover rate as of the end of the reporting period	216%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Short Treasury Bond ETF	9.9%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	5.0%
iShares Fallen Angels USD Bond ETF	5.0%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Treasury ETF	5.0%
SPDR Bloomberg Convertible Securities ETF	5.0%
SPDR Blackstone Senior Loan ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Short Treasury Bond ETF	9.9%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	5.0%
iShares Fallen Angels USD Bond ETF	5.0%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Treasury ETF	5.0%
SPDR Bloomberg Convertible Securities ETF	5.0%
SPDR Blackstone Senior Loan ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/tinix/#fundliterature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/tinix/#fundliterature.

Updated Prospectus Web Address	https://www.axsinvestments.com/tinix/#fundliterature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.